WireRedemptionFeeIfSuchServicesAreRequested [Member] Performance Management - Green Century MSCI International Index Fund	Jul. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and the average annual total return table below provide some indication of the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart shows changes in the performance of the Fund’s Individual Investor Class from year to year. The table shows how the average annual total return for each class of the Fund for the 1 and 5 year periods and since inception compare with the returns of the MSCI World Ex USA Index, a broad measure of market performance.
The Fund’s past performance (before and after taxes) does not necessarily indicate how well it will perform in the future. Updated performance information is available on the Fund’s website, www.greencentury.com/fund-performance/, or by calling 1‑800‑934‑7336.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) does not necessarily indicate how well it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the average annual total return table below provide some indication of the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart shows changes in the performance of the Fund’s Individual Investor Class from year to year. The table shows how the average annual total return for each class of the Fund for the 1 and 5 year periods and since inception compare with the returns of the MSCI World Ex USA Index, a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns for the Years Ended December 31 Green Century MSCI International Index Fund – Individual Investor Class
Bar Chart Closing [Text Block]
During the period shown, the best quarterly performance of the Fund’s Individual Investor Class was 16.43%, for the quarter ended 12/31/22. The worst quarterly performance of the Fund’s Individual Investor Class was ‑19.51%, for the quarter ended 3/31/20.
As of September 30, 2025, the year‑to‑date return for the Fund’s Individual Investor Class was 15.07%.

Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2024
Performance Table Narrative
The after‑tax returns are shown for the Individual Investor Class of the Fund and the after‑tax returns for the Institutional Class of the Fund will vary. The after‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns are not relevant to investors who hold their Fund shares through tax‑advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	The after‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns are not relevant to investors who hold their Fund shares through tax‑advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	The after‑tax returns are shown for the Individual Investor Class of the Fund and the after‑tax returns for the Institutional Class of the Fund will vary.
Performance Availability Website Address [Text]	www.greencentury.com/fund-performance/
Performance Availability Phone [Text]	1‑800‑934‑7336
Individual Investor Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year‑to‑date return
Bar Chart, Year to Date Return	15.07%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	best quarterly performance
Highest Quarterly Return	16.43%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	worst quarterly performance
Lowest Quarterly Return	(19.51%)
Lowest Quarterly Return, Date	Mar. 31, 2020